Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated December 13, 2005

to the Prospectuses for Class A, B, C and D Shares of Allianz Domestic Stock Funds and

the Prospectus for Class R shares of the Allianz Stock Funds

Each dated November 1, 2005

Disclosure Relating to the PEA Growth Fund

The section of the Prospectuses captioned “Management of the Funds” is revised to indicate that Robert Urquhart is the sole portfolio manager of the PEA Growth Fund.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated December 13, 2005

to the Prospectus for Institutional and Administrative Shares of Allianz Stock Funds

Dated November 1, 2005

Disclosure Relating to the PEA Growth Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Robert Urquhart is the sole portfolio manager of the PEA Growth Fund.